CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and cash equivalents	$ 277,660,847	$ 269,057,708
Cash-segregated for regulatory purpose	1,678,067,682	1,431,827,247
Term deposits	945,533	3,044,461
Receivables from customers (net of allowance of US$518,741 and US$696,508 as of December 31, 2021 and 2022)	644,691,190	664,657,453
Receivables from brokers, dealers, and clearing organizations (net of allowance of nil as of December 31, 2021 and 2022)
Related parties		804,639,024
Third parties	956,945,581	75,143,153
Financial instruments held, at fair value	162,535,184	3,902,987
Prepaid expenses and other current assets	12,963,375	16,051,623
Amounts due from related parties	4,769,475	2,947,871
Total current assets	3,738,578,867	3,271,271,527
Right-of-use assets	13,960,092	6,613,520
Property, equipment and intangible assets, net	16,504,065	14,031,652
Goodwill	2,492,668	2,492,668
Long-term investments	7,928,499	9,777,844
Other non-current assets	4,773,925	4,973,085
Deferred tax assets	13,122,272	12,258,360
Total assets	3,797,360,388	3,321,418,656
Liabilities:
Payables to customers	2,996,405,447	2,509,492,814
Payables to brokers, dealers and clearing organizations
Related parties		170,338,199
Third parties	138,620,746	499,978
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of US$15,611,533 and US$11,128,854 as of December 31, 2021 and 2022,respectively)	37,777,749	33,746,177
Deferred income - current	1,800,298	1,213,647
Lease liabilities - current (including lease liabilities - current of the consolidated VIEs without recourse to the Group of US$1,057,862 and US$1,166,763 as of December 31,2021 and 2022, respectively)	5,490,079	2,610,041
Amount due to related parties	461,704	2,039,287
Total current liabilities	3,180,556,023	2,719,940,143
Convertible bonds
Related parties		25,330,766
Third parties	154,337,483	123,510,910
Deferred income – non-current	388,423	1,382,091
Lease liabilities - non-current (including lease liabilities - non-current of the consolidated VIEs without recourse to the Group of US$6,858 and US$640,253 as of December 31, 2021 and 2022, respectively)	8,390,077	3,092,913
Deferred tax liabilities( (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of nil and US$274 as of December 31, 2021 and 2022, respectively)	2,059,748	1,535,965
Total liabilities	3,345,731,754	2,874,792,788
Commitments and Contingencies (Note19)
Mezzanine equity
Subscriptions receivable from redeemable non-controlling interests	(43,496)
Redeemable non-controlling interests	4,685,238
Total Mezzanine equity	4,641,742
Shareholders’ equity:
Additional paid-in capital	495,705,684	484,335,291
Statutory reserve	6,171,627	3,562,888
Accumulated deficit	(50,366,734)	(45,788,131)
Treasury stock (10,429,305 and 10,429,305 shares as of December 31, 2021 and 2022, respectively)	(2,172,819)	(2,172,819)
Accumulated other comprehensive income (loss)	(2,231,411)	6,665,819
Total UP Fintech shareholder's equity	447,129,536	446,625,868
Non-controlling interests	(142,644)
Total equity	446,986,892	446,625,868
Total liabilities, mezzanine equity and equity	3,797,360,388	3,321,418,656
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	22,213	20,599
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	$ 976	$ 2,221